Leases (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Disclosure of carrying amount and related depreciation
The carrying amount and the related depreciation for the
right-of-use
assets for the years ended December 31, 2023 and 2022 were as follows:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Year ended December 31, 2023
Carrying amount	173	20	2	195
Depreciation	42	8	1	51
Year ended December 31, 2022
Carrying amount	147	13	3	163
Depreciation	44	8	1	53

Disclosure of future aggregate undiscounted non-cancellable lease payments
The following table sets forth the Company’s future aggregate undiscounted non-cancellable
lease payments over the lease term as well as its discounted lease liabilities as reported in the consolidated statement of financial position as of December 31, 2023 and 2022:

	December 31,

	2023	2022
Within 1 year	67	68
Between 1 and 2 years	59	52
Between 2 and 3 years	47	40
Between 3 and 4 years	36	29
Between 4 and 5 years	24	21
Later than 5 years	91	53
Total undiscounted cash flows	324	263
Lease liabilities included in the consolidated statement of financial position
Current	56	56
Non-current	209	179